SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Denominator:
Weighted average shares outstanding, diluted			1,338,666	928,597
Diluted net income (loss) per share			$ (18.06)	$ (10.92)
Class A common stock
Numerator:
Allocation of net loss, as adjusted		$ (2,616,395)
Denominator:
Weighted average shares outstanding, basic		25,678,082
Weighted average shares outstanding, diluted		25,678,082
Basic net income (loss) per share		$ (0.10)
Diluted net income (loss) per share		$ (0.10)
Class B common stock
Numerator:
Allocation of net loss, as adjusted	$ (1,104)	$ (722,143)
Denominator:
Weighted average shares outstanding, basic	6,250,000	7,087,329
Weighted average shares outstanding, diluted	6,250,000	7,087,329
Basic net income (loss) per share		$ (0.10)
Diluted net income (loss) per share		$ (0.10)